Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments [Line Items]
Lease liabilities payable	€ 307,410	€ 373,107
Less than 1 year [Member]
Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments [Line Items]
Lease liabilities payable	80,637	77,520
1 to 3 years [Member]
Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments [Line Items]
Lease liabilities payable	141,909	147,453
3 to 5 years [Member]
Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments [Line Items]
Lease liabilities payable	84,864	131,904
More than 5 years [Member]
Lease liabilities and commitment (Details) - Schedule of lease liabilities payables and commitments for minimum lease payments [Line Items]
Lease liabilities payable		€ 16,230